Financial Instruments and Financial Risks (Details) - Schedule of changes in Level 3 instruments - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial Instruments and Financial Risks (Details) - Schedule of changes in Level 3 instruments [Line Items]
Balance	$ 3,047	$ 10,958
Payment of contingent consideration	(915)	(1,600)
Repayment of convertible debentures		(680)
Initial recognition of financial liability		1,450
Conversion to equity or other financial liability		(4,778)
Recognition of day 1 loss within profit or loss	161	164
Changes in fair value recognized within profit or loss	(490)	(2,536)
Balance	1,803	2,978
Contingent Consideration [Member]
Financial Instruments and Financial Risks (Details) - Schedule of changes in Level 3 instruments [Line Items]
Balance	1,599	2,170
Payment of contingent consideration	(915)	(1,600)
Repayment of convertible debentures
Initial recognition of financial liability
Conversion to equity or other financial liability
Recognition of day 1 loss within profit or loss
Changes in fair value recognized within profit or loss	(434)	430
Balance	250	1,000
Convertible Debentures [Member]
Financial Instruments and Financial Risks (Details) - Schedule of changes in Level 3 instruments [Line Items]
Balance		7,151
Payment of contingent consideration
Repayment of convertible debentures		(680)
Initial recognition of financial liability
Conversion to equity or other financial liability		(4,778)
Recognition of day 1 loss within profit or loss
Changes in fair value recognized within profit or loss		(1,693)
Balance
Derivative Financial Instruments [Member]
Financial Instruments and Financial Risks (Details) - Schedule of changes in Level 3 instruments [Line Items]
Balance	1,448	1,637
Payment of contingent consideration
Repayment of convertible debentures
Initial recognition of financial liability		1,450
Conversion to equity or other financial liability
Recognition of day 1 loss within profit or loss	161	164
Changes in fair value recognized within profit or loss	(56)	(1,273)
Balance	$ 1,553	$ 1,978